                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL MUTUAL FUNDS)

                        Supplement dated October 27, 2004
       to the Statement of Additional Information dated February 27, 2004 as supplemented March 19, 2004, April 6, 2004, May 18, 2004, July 1, 2004,
             July 16, 2004, September 28, 2004 and October 12, 2004


The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
"NAME, YEAR OF BIRTH AND            TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH               AND/OR                                                          HELD BY TRUSTEE
THE TRUST                           OFFICER
                                    SINCE
-----------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS

Robert H. Graham(1) - 1946          1991         Director and Chairman, A I M Management            None
Trustee and President                            Group Inc. (financial services holding
                                                 company); Director and Vice Chairman,
                                                 AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                                 AIM Division (parent of AIM and a global
                                                 investment management firm)

                                                 Formerly: President and Chief Executive Officer,
                                                 A I M Management Group Inc.; Director, Chairman and
                                                 President, A I M Advisors, Inc. (registered
                                                 investment advisor); Director and Chairman, A I M
                                                 Capital Management, Inc. (registered investment
                                                 advisor), A I M Distributors, Inc. (registered broker
                                                 dealer), AIM Investment Services, Inc., (registered
                                                 transfer agent), and Fund Management Company
                                                 (registered broker dealer); and Chief Executive
                                                 Officer, AMVESCAP PLC - Managed Products

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
"NAME, YEAR OF BIRTH AND            TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH               AND/OR                                                          HELD BY TRUSTEE
THE TRUST                           OFFICER
                                    SINCE
-----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944         1992         Chairman, Crockett Technology Associates           ACE Limited
Trustee and Chair.                               (technology consulting company)                    (insurance company);
                                                                                                    and Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
"NAME, YEAR OF BIRTH AND            TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH               AND/OR                                                          HELD BY TRUSTEE
THE TRUST                           OFFICER
                                    SINCE
-----------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley(4) - 1959          2004         Senior Vice President, A I M Management            N/A
Senior Vice President and Chief                  Group Inc. (financial services holding
Compliance Officer                               company) and A I M Advisors, Inc.; and Vice
                                                 President, A I M Capital Management, Inc.
                                                 and A I M Distributors, Inc.

                                                 Formerly: Senior Vice President and
                                                 Compliance Director, Delaware Investments
                                                 Family of Funds

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "

Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.

                       AIM INTERNATIONAL CORE EQUITY FUND
                (FORMERLY INVESCO INTERNATIONAL CORE EQUITY FUND)

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                        Supplement dated October 27, 2004
           to the Statement of Additional Information dated April 30,
             2004 as supplemented May 18, 2004, July 16, 2004, September 28, 2004, September 30, 2004 and October 12, 2004


The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:



-----------------------------------------------------------------------------------------------------------------------------
"NAME, YEAR OF BIRTH AND            TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH               AND/OR                                                          HELD BY TRUSTEE
THE TRUST                           OFFICER
                                    SINCE
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946          1991         Director and Chairman, A I M Management            None
Trustee and President                            Group Inc. (financial services holding
                                                 company); Director and Vice Chairman,
                                                 AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                                 AIM Division (parent of AIM and a global
                                                 investment management firm)

                                                 Formerly: President and Chief Executive
                                                 Officer, A I M Management Group Inc.;
                                                 Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment
                                                 advisor); Director and Chairman, A I M
                                                 Capital Management, Inc. (registered
                                                 investment advisor), A I M Distributors,
                                                 Inc. (registered broker dealer), AIM
                                                 Investment Services, Inc., (registered
                                                 transfer agent), and Fund Management Company
                                                 (registered broker dealer); and Chief
                                                 Executive Officer, AMVESCAP PLC - Managed
                                                 Products

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------
                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944         1992         Chairman, Crockett Technology Associates           ACE Limited
Trustee and Chair.                               (technology consulting company)                    (insurance company);
                                                                                                    and Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------
                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley(4) - 1959          2004        Senior Vice President, A I M Management Group       N/A
Senior Vice President and Chief                 Inc. (financial services holding company) and
Compliance Officer                              A I M Advisors, Inc.; and Vice President,
                                                A I M Capital Management, Inc. and A I M
                                                Distributors, Inc.

                                                Formerly: Senior Vice President and
                                                Compliance Director, Delaware Investments
                                                Family of Funds

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004."


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.

                             INSTITUTIONAL CLASS OF

                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                        Supplement dated October 27, 2004
       to the Statement of Additional Information dated February 27, 2004 as supplemented March 19, 2004, April 6, 2004, May 18, 2004, July 16, 2004,
                    September 28, 2004 and October 12, 2004


The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------
                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946          1991         Director and Chairman, A I M Management            None
Trustee and President                            Group Inc. (financial services holding
                                                 company); Director and Vice Chairman,
                                                 AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                                 AIM Division (parent of AIM and a global
                                                 investment management firm)

                                                 Formerly: President and Chief Executive
                                                 Officer, A I M Management Group Inc.;
                                                 Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment
                                                 advisor); Director and Chairman, A I M
                                                 Capital Management, Inc. (registered
                                                 investment advisor), A I M Distributors,
                                                 Inc. (registered broker dealer), AIM
                                                 Investment Services, Inc., (registered
                                                 transfer agent), and Fund Management Company
                                                 (registered broker dealer); and Chief
                                                 Executive Officer, AMVESCAP PLC - Managed
                                                 Products

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------
                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944         1992         Chairman, Crockett Technology Associates           ACE Limited
Trustee and Chair.                               (technology consulting company)                    (insurance company);
                                                                                                    and Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------
                                    TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND            AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH               OFFICER
THE TRUST                           SINCE
-----------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley(4) - 1959          2004         Senior Vice President, A I M Management            N/A
Senior Vice President and Chief                  Group Inc. (financial services holding
Compliance Officer                               company) and A I M Advisors, Inc.; and Vice
                                                 President, A I M Capital Management, Inc.
                                                 and A I M Distributors, Inc.

                                                 Formerly: Senior Vice President and
                                                 Compliance Director, Delaware Investments
                                                 Family of Funds

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.


                                       2